Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Restrictions on Cash and Cash Equivalents [Table Text Block]
Reconciliation to Statements of Cash Flows

	As of December 31,
(In millions)	2017	2016
Cash and cash equivalents	$2,558	$1,540
Restricted cash, current	116	3,113
Restricted cash, non-current	35	5
Total cash, cash equivalents, and restricted cash	$2,709	$4,658

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Useful Lives

Land improvements			12	years
Buildings	20	to	40	years
Building and leasehold improvements	5	to	20	years
Riverboats and barges			30	years
Furniture, fixtures, and equipment	2.5	to	20	years